Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Long Term Investments

The Company’s long-term investments comprise of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Cost method investments	48,696	56,087	8,078
Equity method investments	150,211	234,863	33,827
Available-for-sale investments	2,597	7,921	1,141

	201,504	298,871	43,046

Investment in Equity Investees

Investment in equity investees

	As of December 31, 2014			Decrease during the year ended December 31, 2015		As of December 31, 2015
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	(3,144)	97,856	—	52,355	101,000	49,211	150,211

	As of December 31, 2015			Increase during the year ended December 31, 2016		As of December 31, 2016
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity gain	Cost of investment	Share equity gain	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	49,211	150,211	—	35,937	101,000	85,148	186,148	26,811
Unis Tech	—	—	—	49,000	(285)	49,000	(285)	48,715	7,016

	101,000	49,211	150,211	49,000	35,652	150,000	84,863	234,863	33,827